Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Borrowings [Abstract]
Borrowings

NOTE 9—BORROWINGS

The Company's borrowings are as follows:

	September 30, 2011	December 31, 2010
Revolving lines of credit	$10,550	$9,550
REG Danville term loan	22,282	23,634
REG Newton term loan	23,064	23,611
REG Albert Lea term loan	10,000	—
Other	2,616	3,080

Total notes payable	$68,512	$59,875

Seneca Landlord term loan	$36,250	$36,250
Bell, LLC promissory note	4,604	—

Total notes payable—variable interest entities	$40,854	$36,250

On July 12, 2011, in connection with the SoyMor acquisition, one of the Company's subsidiaries, REG Albert Lea, assumed a $714 term loan, with a maturity date of October 1, 2013. The term loan is with West Central Cooperative (West Central). The loan requires three equal and consecutive annual installments of $250, with the first installment due October 1, 2011. Interest is charged at a variable rate based on West Central's bank quoted weekly rate (4.23% at September 30, 2011) and shall be payable monthly. The loan is secured by substantially all assets of REG Albert Lea. Subsequent to assuming the loan, as part of the agreement to enter into a loan agreement with USRG Holdco IX, LLC (USRG), REG Albert Lea was required to pay down the loan balance in the amount of $500. The final payment is due October 1, 2013. Amounts outstanding on the term loan were $214 as of September 30, 2011.

On July 12, 2011, in connection with the SoyMor acquisition, REG Albert Lea assumed an interest free loan in the amount of $167 with a maturity date of July 1, 2015. The loan requires monthly payments of $3 with the first installment due August 1, 2011. The loan is secured by substantially all assets of REG Albert Lea. Subsequent to assuming the loan, as part of the agreement to enter into a loan agreement with USRG, REG Albert Lea was required to pay off the entire loan balance. Amounts outstanding on the term loan were $0 as of September 30, 2011.

On July 12, 2011, in connection with the SoyMor acquisition, REG Albert Lea assumed a $110 term loan, with a maturity of October 1, 2013. The loan requires monthly principal and interest payments of $4 due on the first day of the month. Interest is charged at a fixed rate of 3% per annum. The loan is secured by all personal and real property of REG Albert Lea. Amounts outstanding on the term loan were $99 as of September 30, 2011.

On August 4, 2011, REG Albert Lea entered into a Loan Agreement with USRG and USRG Management Company, LLC, under which USRG agreed to loan REG Albert Lea $10,000 (the Loan) for the purpose of purchasing feedstocks and chemicals for REG Albert Lea's biodiesel production facility. Interest is charged at a fixed rate and is payable monthly (12% at September 30, 2011). The Loan is secured by the assets and operations of the facility. The Loan is due December 15, 2011. Amounts outstanding on the loan were $10,000 as of September 30, 2011.

On November 3, 2011, REG Danville, LLC entered into an Amended and Restated Loan Agreement with Fifth Third Bank. The renewed term loan has a three year term with an automatic one year extension upon certain cumulative principal payment thresholds being met. The loan requires monthly principal payments of $150 and interest to be charged using LIBOR plus 5% per annum. The loan is secured by our Danville facility. A one-time principal payment totaling $6,243, which includes $2,000 paid from the debt service reserve, will be paid in November 2011 and is classified in current maturities of notes payable on the condensed consolidated balance sheet as of September 30, 2011. The debt service reserve under the term loan is $1,500 and is the continuing guarantee obligation of Renewable Energy Group, Inc. Amounts outstanding on the term loan were $22,282 as of September 30, 2011.

Note 14—Borrowings

The Company's borrowings are as follows:

	2010	2009
REG Danville term loan	$23,634	$24,445
REG Newton term loan	23,611	—
Revenue bond	2,030	2,360
Other	1,050	1,700

Total Notes Payable	$50,325	$28,505

Seneca Landlord term loan	$36,250	$—

On February 26, 2010, in connection with the Blackhawk Merger, one of the Company's subsidiaries, REG Danville, assumed a $24,600 term loan. The term loan matures November 2011. The Illinois Finance Authority guarantees 61% of the term loan and the remaining amount is secured by the Danville facility. The term loan bears interest at a fluctuating rate per annum equal to the LIBOR rate plus the applicable margin of 400 basis points through December 31, 2010 and 2009 (effective rate at December 31, 2010 and 2009 was 4.26% and 4.23%, respectively). Amounts outstanding on the term loan were $23,634 and $24,445 as of December 31, 2010 and 2009, respectively. Until June 30, 2010, REG Danville was required to make only monthly payments of accrued interest. Beginning on July 1, 2010, REG Danville is required to make monthly principal payments equal to $135 plus accrued interest. In addition to these monthly payments, as the result of an amendment to the loan agreement, REG Danville is required to make annual principal payments equal to 50% of REG Danville's Excess Cash Flow, or the 50% Excess Payment, with respect to each fiscal year until $2,500 has been paid from the Excess Cash Flow. Excess Cash Flow is equal to EBITDA less certain cash payments made during the period including principal payments, lease payments, interest payments, tax payments, approved distributions and capital expenditures. Excess Cash Flow is measured annually; therefore, no amounts have yet been paid. Thereafter, REG Danville is required to make annual payments equal to 25% of its Excess Cash Flow. The entire outstanding balance on the loan is included in current liabilities because the loan matures in November 2011.

REG Danville also had a revolving line-of-credit with a borrowing capacity of $190 which expired on November 30, 2010. The revolving line of credit accrues interest at the prime rate plus 25 basis points or the 30-day LIBOR plus 300 basis points as determined at the election of REG Danville at the time of borrowing and is secured by all plant assets owned by REG Danville. Borrowings outstanding under the line-of-credit were $0 and $350 as of December 31, 2010 and 2009, respectively.

In March 2010, as part of the CIE Asset Purchase, REG Newton assumed the term debt of CIE and refinanced the term debt (AgStar Loan). Amounts outstanding as of December 31, 2010 of $23,611 require interest to be accrued based on 30-day LIBOR or 2.00%, whichever is higher, plus 300 basis points (effective rate at December 31, 2010 was 5.00%). The debt is secured by all plant assets owned by REG Newton. The Company has a limited guarantee related to the obligations under the AgStar Loan, which provides that the company will not be liable for more than the unpaid interest on the AgStar Loan that has accrued during an 18-month period beginning on March 8, 2010. REG Newton is required to make interest only payments on a monthly basis through February 2011. Beginning in March 2011, REG Newton will be required to make reduced principal payments of $60 plus interest through September 2011. Beginning in October 2011, REG Newton will be required to make principal payments of $120 plus interest until the maturity date of March 8, 2013. Beginning on January 1, 2011, under the AgStar Loan, REG Newton is required to maintain a debt service reserve account (Debt Reserve) equal to 12-monthly payments of principal and interest on the AgStar Loan. At each fiscal year end thereafter until such time as the balance in the Debt Reserve contains the required 12-months of payments, REG Newton must deposit an amount equal to its Excess Cash Flow. The AgStar Loan agreement defines Excess Cash Flow as EBITDA, less the sum of required debt payments, interest expense, any increase in working capital from the prior year until working capital exceeds $6,000, up to $500 in maintenance capital expenditure, allowed distributions and payments to fund the Debt Reserve. Also beginning on January 1, 2011, provided that REG Newton is in compliance with the working capital ratios and the Debt Reserve is funded, REG Newton must make an annual payment equal to 50% of its Excess Cash Flow calculated based upon the prior year's audited financial statements within 120 days of the fiscal year end.

In March 2010, REG Newton obtained a revolving line-of-credit (AgStar Line) with an aggregate borrowing capacity of $2,350 which expired on March 7, 2011. The debt is secured by REG Newton's account receivable and inventory. The Company has guaranteed the obligations under the AgStar Line. The revolving line of credit accrues interest at 30-day LIBOR or 2.00%, whichever is higher, plus 300 basis points (effective rate at December 31, 2010 was 5.00%). Borrowings outstanding under the line-of-credit were $550 as of December 31, 2010.

On April 9, 2010, Landlord entered into a note payable agreement with West LB. The balance of the note as of December 31, 2010 is $36,250. The note requires that interest be accrued at different rates based on whether it is a Base Rate Loan or Eurodollar Loan at either 2.0% over the higher of 50 basis points above the Federal Funds Effective Rate or the WestLB prime rate for Base Rate Loans or 3.0% over adjusted LIBOR for Eurodollar Loans. The loan was a Eurodollar Loan through December 31, 2010 (effective rate at December 31, 2010 was 3.26%). Interest is paid monthly. Principal payments have been deferred until April 2012. At that time, Landlord will be required to make estimated monthly principal payments of $201 with remaining unpaid principal due at maturity on April 8, 2017. The note payable is secured by the property located at the Seneca location.

On April 9, 2010, REG Marketing & Logistics Group, LLC and REG Services, together with the Company as guarantor, (the WestLB Loan Parties) entered into a Revolving Credit Agreement (WestLB Revolver) with WestLB AG (WestLB). The initial available credit amount under the WestLB Revolver is $10,000 with additional lender increases up to a maximum commitment of $18,000. Advances under the WestLB Revolver are limited to the amount of certain qualifying assets of the WestLB Loan Parties that secure amounts borrowed. The WestLB Revolver requires the WestLB Loan Parties to maintain compliance with certain financial covenants. The term of the WestLB Revolver is two years. The interest rate varies depending on the loan type designation and is either 2.0% over the higher of 50 basis points above the Federal Funds Effective Rate or the WestLB prime rate for base rate loans or 3.0% over adjusted LIBOR for Eurodollar loans (effective rate at December 31, 2010 was 3.26%). The WestLB Revolver is secured by assets and ownership interests of REG Marketing and REG Services. Borrowings outstanding under the line-of-credit were $9,000 as of December 31, 2010.

The credit agreements of the subsidiaries mentioned above contain various customary affirmative and negative covenants. Many of the agreements, but not all, also contain certain financial covenants, including a current ratio, net worth ratio, fixed charge coverage ratio, maximum funded debt to earnings before interest depreciation and amortization ratio and a maximum capital expenditure limitation. Negative covenants include restrictions on incurring certain liens; making certain payments, such as distributions and dividend payments; making certain investments; transferring or selling assets; making certain acquisitions; and incurring additional indebtedness. The agreements generally provide that the payment of obligations may be accelerated upon the occurrence of customary events of default, including, but not limited to, non-payment, change of control, or insolvency.

The Company was in compliance with all restrictive financial covenants associated with its borrowings as of December 31, 2010 with the exception to the REG Danville bank debt. REG Danville received a waiver from the bank that cured the financial covenants noncompliance on the bank debt as of December 31, 2010. We expect that REG Danville will not be in compliance as of March 31, 2011, which will require us to obtain another waiver.

Maturities of the borrowings are as follows for the years ending December 31:

2011	$25,551
2012	3,740
2013	24,234
2014	2,766
2015	2,757
Thereafter	27,527

Total	86,575
Less: current portion	(25,551)

$61,024